COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum rental payments under operating leases
Year ended December 31,	Rental of Premises
2022	$5,621
2023	5,105
2024	3,107
2025	102
$13,935

Schedule of minimum payments under non-cancelable purchase commitments
Year ended December 31,	Total commitments
2022	$12,931
2023	11,339
2024	1,807
2025	154
$26,231